Property and Equipment, net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Property and Equipment, net
Property and equipment, net consisted of:

	As of December 31,
	2014	2013
Land	$51	$56
Buildings and leasehold improvements	565	549
Capitalized software	485	494
Furniture, fixtures and equipment	392	374
Projects in process	82	64
Buses and support vehicles	78	74
	1,653	1,611
Less: Accumulated depreciation and amortization	(1,015)	(997)
Property and equipment, net	$638	$614

Depreciation and amortization expense relating to property and equipment during 2014, 2013 and 2012 was $144 million, $124 million and $104 million, respectively (including $46 million, $36 million and $30 million, respectively, of amortization expense relating to capitalized software).